INVESTMENTS (NET UNREALIZED INVESTMENTS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ 1,013	$ 879	$ 646
Fixed Maturities [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, Attributable to AXA Equitable, End of Year	2,888	1,784
Fixed Maturities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, Attributable to AXA Equitable, End of Year	(12)	(47)
Fixed Maturities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, Attributable to AXA Equitable, End of Year	2,899	1,830
Fixed Maturities [Member] | Net Unrealized Gains (Losses) On Investmetns [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	(47)	(16)
Net unrealized gains (losses) arising during the year	5	(32)
Reclassification adjustment for OTTI losses Included in Net earnings (loss)	32	5
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	(2)	(4)
Balance, Attributable to AXA Equitable, End of Year	(12)	(47)
Fixed Maturities [Member] | Net Unrealized Gains (Losses) On Investmetns [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	1,831	889
Net unrealized gains (losses) arising during the year	1,008	915
Reclassification adjustment for OTTI losses Included in Net earnings (loss)	59	23
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	2	4
Balance, Attributable to AXA Equitable, End of Year	2,900	1,831
Fixed Maturities [Member] | DAC [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	5	3
Impact of net unrealized investment gains (losses) on DAC	(4)	2
Balance, Attributable to AXA Equitable, End of Year	1	5
Fixed Maturities [Member] | DAC [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	(207)	(108)
Impact of net unrealized investment gains (losses) on DAC	28	(99)
Balance, Attributable to AXA Equitable, End of Year	(179)	(207)
Fixed Maturities [Member] | Policyholders Liabilities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	6	2
Impact of net unrealized investment gains (losses) on Policyholders liabilities	(2)	4
Balance, Attributable to AXA Equitable, End of Year	4	6
Fixed Maturities [Member] | Policyholders Liabilities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	(385)	(121)
Impact of net unrealized investment gains (losses) on Policyholders liabilities	(218)	(264)
Balance, Attributable to AXA Equitable, End of Year	(603)	(385)
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	12	4
Impact of net unrealized investment gains (losses) on Deferred income taxes	(10)	8
Balance, Attributable to AXA Equitable, End of Year	2	12
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	(433)	(232)
Impact of net unrealized investment gains (losses) on Deferred income taxes	(308)	(201)
Balance, Attributable to AXA Equitable, End of Year	(741)	(433)
Fixed Maturities [Member] | AOCI Gain Losses Related to Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	(24)	(7)
Net unrealized gains (losses) arising during the year	5	(32)
Reclassification adjustment for OTTI losses Included in Net earnings (loss)	32	5
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	(2)	(4)
Impact of net unrealized investment gains (losses) on DAC	(4)	2
Impact of net unrealized investment gains (losses) on Deferred income taxes	(10)	8
Impact of net unrealized investment gains (losses) on Policyholders liabilities	(2)	4
Balance, Attributable to AXA Equitable, End of Year	(5)	(24)
Fixed Maturities [Member] | AOCI Gain Losses Related to Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, attributable to AXA Equitable, beginning of year	806	428
Net unrealized gains (losses) arising during the year	1,008	915
Reclassification adjustment for OTTI losses Included in Net earnings (loss)	59	23
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	2	4
Impact of net unrealized investment gains (losses) on DAC	28	(99)
Impact of net unrealized investment gains (losses) on Deferred income taxes	(308)	(201)
Impact of net unrealized investment gains (losses) on Policyholders liabilities	(218)	(264)
Balance, Attributable to AXA Equitable, End of Year	1,377	806
Equity Securities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, Attributable to AXA Equitable, End of Year	$ 1	$ 1